Short-Term Investments (Tables)	12 Months Ended
May 31, 2013
Investments Debt And Equity Securities [Abstract]
Summary of Short-Term Investments	Short-term investments consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Held-to-maturity investments	321,182	504,952